Lease Arrangements - Maturity Analysis of Lease Payments Receivable Under Operating Subleases (Detail) - Operating Sublease Agreement [Member] $ in Millions	Dec. 31, 2019 TWD ($)
Disclosure Of Maturity Analysis Of Operating Lease Receivables Under Subleases [Line Items]
Maturity analysis of lease payments receivable	$ 60.5
Year 1 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Receivables Under Subleases [Line Items]
Maturity analysis of lease payments receivable	58.6
Year 2 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Receivables Under Subleases [Line Items]
Maturity analysis of lease payments receivable	$ 1.9